CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 100,655	$ 70,349	$ (156,676)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	169,604	143,805	169,562
Asset retirements and impairments	0	0	159,802
Bad debt expense	2,559	3,849	3,295
Accretion of asset retirement obligations	594	526	533
(Income) loss from equity method investments	(266)	(396)	1,057
Gain on sale of equity method investment	(4,783)	0	0
Amortization of deferred financing costs and discount	2,150	2,615	2,182
Deferred income tax expense (benefit)	85,792	(12,370)	(41,257)
Capitalized interest	(1,735)	(3,789)	(4,335)
(Gain) loss on disposal of assets, net	(3,726)	(153,822)	401
Loss on early extinguishment of debt	46,451	0	472
Loss on sale of available for sale investments, net	0	0	30
Share-based compensation	15,609	12,111	6,381
Excess tax benefits from share-based compensation	(4,859)	(2,069)	(580)
Changes in working capital:
Accounts receivable	(152,771)	(26,448)	168,824
Other current assets	(22,110)	36,731	461
Accounts payable and accrued liabilities	3,720	61,671	(126,949)
Share-based compensation liability awards	385	1,297	646
Other assets and liabilities	(48,964)	(4,255)	988
Net cash provided by operating activities	188,305	129,805	184,837
Cash flows from investing activities:
Capital expenditures	(359,097)	(180,310)	(128,422)
Proceeds from sale of fixed assets	14,100	258,202	5,580
Acquisitions, net of cash acquired of $886, $539, and $28,362, respectively	(187,058)	(86,688)	12,007
Dividend from equity method investments	0	165	199
Proceeds from sale of equity method investment	11,965	0	0
Net cash (used in) provided by investing activities	(520,090)	(8,631)	(110,636)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term debt	(421,427)	(6,970)	(16,552)
Payment of bond tender premium	(39,082)	0	0
Proceeds from long-term debt	475,000	0	0
Repayment of capital lease obligations	(4,016)	(8,493)	(9,847)
Proceeds from borrowings on revolving credit facility	418,000	110,000	0
Repayments on revolving credit facility	(123,000)	(197,813)	(100,000)
Payment of deferred financing costs	(16,485)	0	(2,474)
Repurchases of common stock	(5,681)	(3,098)	(488)
Proceeds from exercise of stock options and warrants	8,000	4,100	1,306
Excess tax benefits from share-based compensation	4,859	2,069	580
Other financing activities	9,916	0	0
Net cash (used in) provided by financing activities	306,084	(100,205)	(127,475)
Effect of changes in exchange rates on cash	4,516	(1,735)	(2,023)
Net (decrease) increase in cash and cash equivalents	(21,185)	19,234	(55,297)
Cash and cash equivalents at beginning of period	56,628	37,394	92,691
Cash and cash equivalents at end of period	$ 35,443	$ 56,628	$ 37,394